Document Entity Information	3 Months Ended
Oct. 31, 2020
Cover [Abstract]
Entity Registrant Name	Phoenix Plus Corp.
Entity Central Index Key	0001785493
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false